Inventories (Details 1) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Classes of current inventories [abstract]
Raw materials, consumables and changes in finished goods and work in progress	₨ 40,932		₨ 32,410	₨ 27,165
Inventory write-down	₨ 4,016	$ 58	₨ 2,946	₨ 3,085